Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories
Inventories	¥ 3,558,755		¥ 3,383,455
Inventory write-downs	(563,295)		(93,651)
Inventories, net	2,995,460	$ 470,052	3,289,804
Third party financing
Inventories
Inventories, net	38,461
Domestic Bank | Asset pledged as collateral
Inventories
Inventories, net	¥ 0		¥ 260,677